September 2008

Sector Navigator

DON'T GO SECTORS ALONE!

Model Trades and Highlights

Investing with the *Sector Navigator* gets easier

In addition to the Navigator Auto Pilot (NAP) program for Sector Navigator subscribers, the Navigator Fund **(NAVFX)** offers a simple way to follow the Sector Navigator in a single no-load fund, and you save on ETF trading commissions. NAVFX uses the Navigator's ETF Sector Rotation Portfolio and the fund managers' "best picks."

All three Sector Navigator Portfolios continue to beat the S&P 500 year-to-date through the end of August. While the S&P 500 is down over 12% for the year, the ETF Sector Rotation Portfolio is up 1.43% through August 31, 2008.

The **Fidelity Select Funds Sector Rotation Portfolio** odipped 0.80% in August. Fidelity Select Food & Agriculture (FDFAX) was up for the month by 1.43%. We recommend a total of three changes in the portfolio for September.

On August 1, 2008 perform the trades detailed on page 2.*

* Fidelity Select funds held for less than 30 days will incur a short term redemption fee. Funds held less than 31 days constitute a "round trip;" Fidelity retail accounts are limited to four "round trip" transactions per year.

The **ETF Sector Rotation Portfolio** continues to have a stellar 2008, and is up 1.43% year-to-date for 2008. iShares Lehman 20+ Year Treasury Bonds (TLT) surged ahead by 2.88% after it was added to the portfolio on August 1, 2008. Ring the register to take those profits and execute three additional trades in this portfolio.

On August 1, 2008 perform the trades detailed on page 3.

The **Profunds/Rydex Sector Rotation Portfolio** remains ahead of the S&P 500 for the year after a difficult August. The model was down 2.64% for the month, but remains well ahead of the S&P 500 on a year-to-date basis. We re-load for September with three exchanges in this portfolio.

On August 1, 2008 perform the trades detailed on page 4.

You should consider the investment objectives, risks, and charges and expenses of the fund carefully before investing. The prospectus contains this and other information about the fund. You may obtain a prospectus by call 1-800-239-9136. The prospectus should be read carefully before investing. As of August 31, 2008 the Navigator Fund's one year return is 1.61%, and the Fund's average annualized return since inception (May 3, 2004) is 4.43%. Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-800-239-9136.

Contents

Market Index Update

	August 29	MTD	YTD
DJIA	11,543.55	1.43%	-12.98%
NASDAQ	2,367.52	1.77%	-10.74%
S&P 500	1,282.83	1.20%	-12.64%
Wilshire 5000	13,124.49	1.35%	-11.44%
Russell 2000	739.50	3.38%	-3.46%
NAVFX	11.24	-0.98%	-0.35%

Sector Navigator is published monthly by The Navigator Newsletters & Prestige Financial, Inc., 1207 Route 9, Wappingers Falls, NY 12590 877-585-2785. Subscription rate: $799 per year. The Company and/or its affiliates receive no compensation, directly or indirectly, in consideration of mentioning any security or mutual fund in this publication. All numbers quoted are from reliable sources and believed to be accurate. For comparative reasons, all model portfolios were started on September 1st, 2002 with an initial value of $100,000 each. Before buying any mutual fund, you should obtain and read the prospectus carefully.

www.sectornavigator.com Toll Free (877) 585-2785 Email: info@navigatornewsletters.com

FIDELITY SELECT FUNDS

Fidelity Select Sector Rotation Model as of 8/29/2008

This portfolio involves greater than average risk and is recommended for that portion of your portfolio designated as aggressive. The portfolio utilizes our analysis/rankings and is designed to capitalize on short term trading opportunities present in the various sectors of the market. The portfolio is reallocated monthly to the top 5 funds in our proprietary timing model. Because of the frequency and timing of trades, we recommend this portfolio for tax-deferred accounts.

Name & Purchase Date	Pur. Price	Symbol	Shares	NAV	Value	Model Pct	Return*
FS Utilities Growth - 8/1/08	$54.75	FSUTX	1102.969	$54.40	$60,001.50	29.77%	-0.64%
FS Food & Agriculture - 5/1/08	$59.94	FDFAX	683.362	$61.61	$42,101.92	20.89%	1.43%
FS Natural Resources - 8/1/08	$37.38	FNARX	1134.616	$36.97	$41,946.76	20.81%	-1.10%
FS Energy - 8/1/08	$61.45	FSENX	459.086	$60.91	$27,962.93	13.88%	-0.88%
FS Natural Gas - 8/1/08	$43.84	FSNGX	681.844	$43.29	$29,517.04	14.65%	-1.25%
					$201,530.15		

2002 Return	1.64% **	2004 Return	25.79%	2006 Return	11.36%	Monthly Model Return	-0.80%
2003 Return	30.59%	2005 Return	11.54%	2007 Return	5.20%	Year To Date Return	-7.63%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On September 2, 2008 perform the following trades:

1) Exchange Fidelity Select Natural Resources (FNARX) for Fidelity Select Medical Equipment & Systems (FSMEX)
2) Exchange Fidelity Select Energy (FSENX) for Fidelity Select Environmental (FSLEX)
3) Exchange Fidelity Select Natural Gas (FSNGX) for Fidelity Select Biotechnology (FBIOX)

The resulting portfolio:

FDFAX	21%	Hold
FSUTX	29%	Hold
FSMEX	21%	Add
FBIOX	15%	Add
FSLEX	14%	Add

Fidelity Select Funds - Rankings

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	Percent Return 3-Mnth	1-Year	Total Return 3-Year	Total Return 5-Year	Total Return 10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Fidelity Sel Food & Agri	**FDFAX**	**61.61**	**1 +**	**67.74**	**59.39**	**-7.39%**	**0.75%**	**-5.52%**	**1.91%**	**38.91%**	**82.94%**	**113.81%**	**46.84**	**4.05%**	**6.39**	**0.65%**	**-0.50**
Fidelity Sel Utilities Growth	**FSUTX**	**54.40**	**2 -**	**66.26**	**53.07**	**-15.36%**	**-2.68%**	**-13.07%**	**-6.27%**	**30.92%**	**98.09%**	**70.90%**	**44.43**	**5.54%**	**10.02**	**1.81%**	**-0.83**
Fidelity Sel MedSys & Equip	**FSMEX**	**26.12**	**3 +**	**26.57**	**22.24**	**8.44%**	**4.48%**	**7.49%**	**15.22%**	**34.71%**	**82.75%**	**339.78%**	**54.63**	**4.57%**	**3.90**	**0.00%**	**0.77**
Fidelity Sel Biotechnology	**FBIOX**	**71.65**	**4 +**	**74.39**	**57.02**	**7.45%**	**-3.68%**	**9.99%**	**9.89%**	**21.96%**	**41.68%**	**167.52%**	**48.73**	**6.11%**	**10.79**	**0.00%**	**-0.07**
Fidelity Sel Environmental	**FSLEX**	**18.06**	**5 +**	**19.70**	**16.69**	**-6.71%**	**2.21%**	**-5.49%**	**2.86%**	**18.93%**	**48.20%**	**44.08%**	**52.46**	**6.05%**	**8.41**	**0.40%**	**-0.38**
Fidelity Sel Pharmaceuticals	FPHAX	10.39	6 +	12.00	9.75	-10.03%	1.66%	1.07%	-4.75%	22.15%	42.72%	--	48.86	5.01%	12.65	0.80%	-0.70
Fidelity Sel Chemicals	FSCHX	83.93	7 +	96.92	72.54	1.56%	0.17%	-6.55%	10.66%	57.62%	142.81%	260.75%	50.44	8.63%	7.89	0.66%	0.04
Fidelity Sel Health Care	FSPHX	108.00	8 +	123.49	99.55	-10.20%	2.63%	0.53%	-4.29%	11.00%	44.65%	67.48%	52.64	4.48%	12.12	0.27%	-0.81
Fidelity Sel Software Comp	FSCSX	68.44	9 +	84.84	63.26	-15.75%	0.75%	-11.12%	-0.70%	36.93%	51.11%	182.95%	46.83	7.53%	15.66	0.00%	-0.72
Fidelity Sel Industrial Mat	FSDPX	55.73	10 +	64.99	50.51	-4.70%	-2.19%	-11.29%	5.68%	68.50%	141.46%	265.92%	49.94	8.81%	8.09	0.59%	-0.23
Fidelity Sel Natural Res	FNARX	36.97	11 -	46.06	32.34	-6.53%	0.03%	-13.98%	14.07%	86.66%	246.23%	503.05%	49.56	10.24%	10.01	0.06%	-0.10
Fidelity Sel Cyclical Industries	FCYIX	20.72	12 +	23.23	19.10	-6.60%	1.87%	-5.99%	-2.05%	35.90%	102.39%	174.23%	53.61	6.74%	9.34	0.28%	-0.40
Fidelity Sel Energy Service	FSESX	96.58	13 -	118.05	79.06	-0.96%	-1.71%	-10.40%	11.78%	89.22%	256.63%	664.67%	47.21	10.32%	10.89	0.00%	0.02
Fidelity Sel Industrial Equip	FSCGX	31.30	14 +	36.28	29.44	-11.40%	1.20%	-7.59%	-4.31%	35.89%	80.86%	116.19%	52.36	6.78%	10.05	0.53%	-0.52
Fidelity Sel Natural Gas	FSNGX	43.29	15 -	57.69	37.90	-6.96%	0.53%	-18.55%	13.45%	51.54%	217.83%	538.50%	48.36	10.37%	11.24	0.00%	-0.15
Fidelity Sel Energy	FSENX	60.91	16 -	76.79	54.44	-6.85%	0.68%	-14.48%	11.53%	68.42%	247.84%	462.72%	49.30	10.34%	10.22	0.02%	-0.08
Fidelity Sel Gold Portfolio	FSAGX	33.90	17 -	47.76	30.45	-14.65%	-12.49%	-17.09%	10.83%	89.30%	100.31%	506.55%	44.50	10.89%	14.32	0.00%	-0.57
Fidelity Sel Bus Ser/Outs	FBSOX	16.77	18 +	17.64	13.86	0.36%	3.14%	-1.76%	5.92%	38.28%	71.87%	153.63%	55.99	6.94%	9.89	0.00%	-0.03
Fidelity Sel Computers	FDCPX	41.12	19 +	52.80	37.60	-14.95%	3.14%	-9.25%	-9.13%	16.42%	25.18%	45.89%	46.17	7.76%	19.37	0.00%	-0.85
Fidelity Sel Leisure	FDLSX	66.43	20 +	83.48	58.90	-13.28%	3.76%	-5.91%	-11.76%	12.50%	40.85%	89.58%	51.82	7.67%	16.82	0.70%	-0.83
Fidelity Sel Medical Delivery	FSHCX	41.07	21 +	52.80	36.31	-21.19%	5.52%	-3.48%	-12.82%	-1.70%	103.91%	151.90%	53.82	5.58%	19.12	0.06%	-0.96
Fidelity Sel Electronics	FSELX	37.62	22 +	51.76	35.62	-17.50%	3.32%	-10.68%	-22.15%	-9.50%	0.68%	80.54%	45.87	8.13%	20.06	0.31%	-0.92
Fidelity Sel Technology	FSPTX	69.06	23 -	91.43	61.81	-15.08%	4.35%	-9.60%	-9.94%	13.87%	26.75%	90.60%	51.28	7.99%	22.16	0.00%	-0.90
Fidelity Sel Develop Comm	FSDCX	21.02	24 +	26.12	17.98	-6.41%	4.63%	-6.37%	-7.60%	11.93%	43.87%	70.00%	52.55	8.05%	20.11	0.00%	-0.68
Fidelity Sel Defense & Aero	FSDAX	70.07	25 -	89.25	63.23	-15.60%	4.07%	-9.02%	-13.05%	23.30%	95.99%	232.00%	55.35	6.63%	16.27	0.25%	-0.97
Fidelity Sel Multimedia	FBMPX	33.21	26 -	41.55	30.20	-9.40%	5.40%	-7.52%	-15.68%	0.46%	10.68%	76.56%	55.57	6.27%	14.50	0.00%	-0.86
Fidelity Sel Wireless	FWRLX	7.00	27 +	9.67	6.55	-18.98%	1.16%	-9.79%	-17.20%	16.88%	115.10%	--	47.68	8.15%	22.57	0.34%	-1.07
Fidelity Sel Network & Infra	FNINX	2.10	28	2.97	1.81	-15.32%	3.45%	-7.89%	-19.23%	-4.55%	-6.67%	--	48.46	7.80%	26.89	0.00%	-1.13
Fidelity Sel Transport	FSRFX	45.08	29 +	50.24	38.61	1.49%	1.65%	-2.42%	-5.19%	24.80%	70.30%	231.22%	56.82	8.99%	12.39	0.24%	-0.32
Fidelity Sel Consumer Ind	FSCPX	19.35	30 -	24.07	16.85	-7.90%	6.44%	-5.19%	-15.21%	-1.60%	15.24%	26.81%	55.64	7.73%	15.53	0.00%	-0.69
Fidelity Sel Automotive	FSAVX	28.37	31 +	46.21	26.44	-24.12%	-1.90%	-19.47%	-29.16%	-17.82%	0.75%	35.58%	45.35	9.84%	25.85	0.32%	-1.19
Fidelity Sel Retail	FSRPX	38.78	32	46.49	33.07	-5.21%	5.64%	-2.64%	-13.32%	1.93%	29.46%	49.63%	54.39	8.94%	14.57	0.00%	-0.46
Fidelity Sel Broker/Inv Mngt	FSLBX	51.27	33 +	68.25	43.50	-20.09%	2.17%	-12.48%	-13.16%	12.82%	55.26%	168.68%	53.85	8.95%	18.31	1.46%	-0.85
Fidelity Sel Paper & Forest	FSPFX	27.86	34 +	33.93	23.82	-11.08%	4.31%	-5.40%	-12.04%	11.64%	13.08%	80.54%	57.97	8.55%	17.19	3.91%	-0.55
Fidelity Sel Const & Housing	FSHOX	32.49	35 -	37.85	27.59	-1.42%	6.70%	-5.88%	-10.31%	-6.43%	50.21%	128.61%	57.77	10.74%	12.50	0.42%	-0.32
Fidelity Sel Telecom	FSTCX	41.32	36 -	60.89	38.95	-20.40%	4.13%	-9.29%	-25.87%	15.17%	50.25%	12.78%	54.69	7.61%	23.56	0.90%	-1.20
Fidelity Sel Insurance	FSPCX	45.13	37 -	70.05	39.53	-28.28%	3.91%	-11.11%	-29.78%	-17.42%	11.89%	92.94%	53.80	8.85%	22.03	0.42%	-1.17
Fidelity Sel Financial Services	FIDSX	70.47	38 +	112.85	58.54	-26.21%	0.11%	-14.34%	-32.41%	-19.40%	0.14%	41.46%	52.80	11.25%	23.81	1.15%	-0.99
Fidelity Sel Air Transportation	FSAIX	29.54	39	45.90	24.17	-23.54%	4.64%	-5.08%	-29.93%	3.75%	33.62%	120.51%	53.91	10.65%	27.35	0.00%	-1.01
Fidelity Sel Home Finance	FSVLX	18.27	40 -	39.80	14.41	-35.65%	-0.22%	-25.88%	-51.90%	-53.48%	-44.87%	-13.99%	53.24	15.36%	32.76	1.91%	-1.01
Fidelity Sel Banking	FSRBX	19.24	41	30.30	13.97	-20.89%	2.67%	-11.82%	-33.51%	-26.75%	-11.08%	25.03%	54.77	13.51%	24.12	2.02%	-0.76

TOP 10 MARKET SECTORS LAST MONTH

Dow Water Utilities Index	DJ-WU	604.59	1	821.10	484.59	-13.73%	17.85%	7.97%	-21.80%	-13.99%	51.38%	213.65%	70.81	7.28%	20.88	0.00%	-0.91
Dow Home Construction Index	DJ-HB	317.36	2	420.49	238.25	-2.09%	14.79%	-1.74%	-21.64%	-66.17%	-28.25%	59.58%	61.49	18.97%	21.96	0.00%	-0.26
Dow Clothing Fabrics Index	DJ-CF	134.30	3	190.36	113.10	-0.35%	10.89%	-10.91%	-22.59%	-10.29%	19.25%	29.06%	56.54	10.84%	18.22	0.00%	-0.50
Dow Forest Prod & Paper Index	DJ-FR	126.01	4	179.80	103.37	-22.46%	10.41%	-11.35%	-23.76%	-19.12%	-20.41%	-5.94%	48.75	9.79%	23.50	0.00%	-0.88
Dow Paper Products Index	DJ-PP	104.14	5	155.42	85.43	-21.31%	10.40%	-6.58%	-28.25%	-25.66%	-37.42%	-22.49%	48.86	10.18%	26.72	0.00%	-1.03
Dow Retailers Apparel Index	DJ-RA	342.11	6	399.88	285.41	0.24%	10.40%	-0.69%	-12.71%	-3.69%	22.73%	77.31%	59.31	10.78%	11.32	0.00%	-0.18
Dow Furnishings Index	DJ-FH	171.24	7	226.92	134.15	-12.19%	10.24%	-0.19%	-22.17%	-26.86%	-25.31%	-14.57%	59.79	10.15%	22.72	0.00%	-0.70
Dow Building Materials Index	DJ-BD	320.99	8	362.44	266.78	-5.12%	8.44%	-4.43%	-10.15%	0.66%	58.71%	49.69%	58.81	7.88%	10.69	0.00%	-0.23
Dow Office Equipment Index	DJ-OE	241.60	9	305.98	221.44	-11.27%	6.99%	0.46%	-18.53%	-3.71%	12.96%	-32.03%	53.00	7.49%	18.18	0.00%	-0.83
Dow Household Prod Nondur	DJ-HN	521.43	10	561.80	452.00	-5.54%	6.79%	6.29%	5.95%	25.55%	60.79%	96.30%	55.81	4.94%	10.17	0.00%	-0.18

ETF SECTORS

Sector Rotation Model as of 8/29/2008

This portfolio applies our proprietary ranking system to the various Exchange Traded Funds. Approximately 80% of the model is invested in the top four domestic ETF's while the remaining portion is invested in the highest ranked international ETF. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts.

Name & Purchase Date	Pur Price	Symbol	Shares	NAV	Value	Model Pct	Return*
iShares Lman 20+ YrTbond - 8/1/08	$91.54	TLT	559.262	$93.84	$52,481.16	25.46%	2.88%
iShares Lman 7-10 YrTreas - 8/1/08	$88.08	IEF	411.558	$89.38	$36,785.08	17.84%	1.83%
iShares DJ US Utilities - 8/1/08	$89.78	IDU	419.989	$91.41	$38,391.17	18.62%	1.82%
US Oil Fund - 8/1/08	$101.04	USO	314.469	$92.87	$29,204.75	14.17%	-8.09%
iShares MSCI Canada - 8/1/08	$30.80	EWC	1,622.157	$30.38	$49,281.14	23.91%	-1.36%
					$206,143.29		

2002 Return	-0.51% **	2004 Return	13.90%	2006 Return	14.56%	Monthly Model Return	-0.17%
2003 Return	29.17%	2005 Return	10.74%	2007 Return	9.45%	Year To Date Return	1.43%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On August 1, 2008 perform the following trades:

1) Exchange iShares Lehman 20+ Year Treasury (TLT) for Consumer Staples Select (XLP)
2) Exchange iShares Lehman 7-10 Year Treasury (IEF) for iShares Biotechnology (IBB)
3) Exchange iShares Dow Jones Utilities (IDU) for iShares Investment Grade (LQD)
4) Exchange iShares Canada (EWC) for iShares Switzerland (EWL)

The resulting portfolio:

USO	14%	Hold
XLP	25%	Add
LQD	19%	Add
IBB	18%	Add
EWL	24%	Add

ETF Rankings - Domestic

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
US Oil Fund	**USO**	**92.87**	**1 +**	**117.48**	**55.50**	**22.58%**	**-5.27%**	**-9.18%**	**67.18%**	**--**	**--**	**--**	**42.75**	**10.16%**	**8.23**	**0.00%**	**1.08**
Consumer Staples SelSector	**XLP**	**28.14**	**2 +**	**29.06**	**26.21**	**-1.34%**	**2.29%**	**-0.16%**	**6.67%**	**29.55%**	**51.05%**	**--**	**50.08**	**4.46%**	**4.86**	**2.13%**	**0.11**
iShares GS InvestTop Corp Bd	**LQD**	**101.04**	**3 +**	**104.73**	**98.71**	**-0.54%**	**1.26%**	**-0.37%**	**2.14%**	**6.35%**	**19.99%**	**--**	**52.24**	**2.33%**	**2.57**	**5.54%**	**0.00**
iShares Nasdaq Biotechnology	**IBB**	**85.90**	**4 +**	**90.32**	**69.64**	**6.06%**	**-1.03%**	**8.49%**	**9.92%**	**14.68%**	**16.86%**	**--**	**47.65**	**6.18%**	**9.00**	**0.23%**	**-0.01**
iShares Lehman 7-10 Yr Treas	IEF	89.38	5 -	90.98	79.97	5.12%	2.54%	3.77%	11.28%	19.05%	31.47%	--	60.80	2.47%	2.75	4.37%	1.33
iShares Lehman 20+ Yr TBond	TLT	93.84	6 -	95.37	83.56	3.50%	3.86%	5.77%	11.39%	14.00%	41.81%	--	61.47	3.77%	3.68	4.89%	0.76
iShares Lehman 1-3 Yr TBond	SHY	83.15	7 -	83.45	78.26	2.92%	0.70%	1.30%	6.25%	15.66%	18.68%	--	61.73	0.78%	0.86	3.62%	2.44
iShares DJ US Utilities	IDU	91.41	8 -	104.43	88.32	-9.55%	0.38%	-8.66%	-0.73%	25.34%	104.10%	--	49.36	4.94%	8.43	2.64%	-0.50
Oil Service Holders Trust	OIH	184.00	9 +	224.00	154.01	-1.26%	-2.61%	-12.19%	12.35%	76.52%	233.17%	--	45.12	10.57%	9.63	7.88%	0.12
iShares DJ US Basic Materials	IYM	74.50	10 -	88.72	66.31	-2.67%	-3.11%	-11.75%	12.28%	64.75%	105.91%	--	48.44	9.35%	8.26	1.53%	-0.09
Biotechnology Holders Trust	BBH	199.97	11	204.78	156.18	25.93%	-0.56%	20.34%	25.24%	17.17%	71.17%	--	57.13	6.19%	6.97	1.83%	0.75
iShares DJ US Cons Goods	IYK	59.18	12 +	65.42	55.13	-6.67%	2.42%	-2.05%	-1.71%	16.82%	48.68%	--	50.45	4.43%	8.64	1.71%	-0.54
iShares DJ US Energy	IYE	43.14	13 -	51.79	38.70	-5.14%	1.94%	-12.02%	8.97%	60.71%	210.36%	--	49.39	8.69%	9.09	0.98%	-0.06
iShares DJ US Healthcare	IYH	66.48	14 +	72.66	60.84	-5.24%	2.55%	3.49%	-1.28%	10.77%	32.79%	--	50.89	4.26%	10.16	1.21%	-0.42
Health Care Select Sect SPDR	XLV	32.61	15 +	36.35	30.00	-6.79%	2.13%	1.98%	-3.20%	8.89%	25.68%	--	49.72	4.76%	10.93	1.57%	-0.49
Internet Infras Holders Trust	IIH	3.21	16 -	4.39	2.98	-14.02%	-10.34%	-23.39%	-0.58%	37.39%	35.00%	--	44.26	10.43%	11.98	39.48%	-0.48
Software Holders Trust	SWH	42.24	17 +	45.83	37.23	-3.32%	2.84%	-2.25%	4.09%	24.11%	42.03%	--	50.65	6.79%	11.30	0.44%	-0.24
US Natural Gas	UNG	36.76	18 -	63.48	33.95	1.41%	-13.57%	-32.13%	5.66%	--	--	--	35.50	11.63%	16.60	0.00%	-0.22
Pharmaceuticals Holders Trust	PPH	70.39	19 -	81.63	66.14	-9.31%	3.00%	0.65%	-7.80%	7.09%	6.49%	--	49.88	4.62%	12.40	2.67%	-0.75
Broadband Holders Trust	BDH	14.07	20 +	16.09	11.68	1.04%	-0.57%	-2.95%	-3.79%	-8.88%	45.76%	--	45.33	8.77%	14.54	0.36%	-0.31
Internet Architect Holders Trust	IAH	48.40	21 +	56.17	41.93	-4.57%	1.67%	-5.27%	-4.57%	42.11%	53.20%	--	46.33	7.18%	14.98	0.51%	-0.54
iShares DJ US Industrial	IYJ	66.45	22 -	77.05	61.63	-8.14%	1.40%	-7.51%	-6.89%	25.55%	58.61%	--	52.16	6.45%	9.88	1.28%	-0.54
Wireless Holders Trust	WMH	62.68	23 +	77.18	55.78	-12.19%	0.79%	-6.07%	-5.94%	19.28%	99.82%	--	45.49	7.93%	17.20	2.70%	-0.75
iShares DJ US Technology	IYW	54.80	24 -	66.94	51.08	-12.09%	2.62%	-7.64%	-7.79%	14.58%	28.76%	--	46.37	7.12%	16.32	0.26%	-0.74
Retail Holders Trust	RTH	95.81	25 -	104.75	84.70	2.72%	7.66%	-1.26%	-4.48%	3.45%	16.80%	--	55.93	8.00%	7.26	0.83%	-0.10
iShares GM Sachs Semicond	IGW	49.06	26	68.75	45.61	-17.20%	4.87%	-13.82%	-24.68%	-14.76%	-11.85%	--	46.13	8.97%	18.25	0.45%	-0.80
iShares DJ US Consum Svcs	IYC	58.11	27 -	68.93	52.17	-5.48%	5.75%	-5.02%	-12.21%	-0.50%	14.23%	--	54.95	6.85%	12.71	0.95%	-0.60
Consumer Discretionary SPDR	XLY	30.50	28 -	37.69	26.65	-6.26%	6.09%	-5.98%	-15.90%	-6.10%	10.18%	--	54.40	7.98%	14.25	1.26%	-0.63
iShares DJ US Real Estate	IYR	63.43	29 -	78.21	56.28	-1.41%	0.13%	-8.11%	-8.53%	12.88%	75.31%	--	52.54	10.75%	14.01	3.99%	-0.41
US 12 Month Oil	USL	69.58	30 +	87.85	49.75	28.78%	-4.23%	-7.36%	--	--	--	--	44.37	0.00%	--	0.00%	--
iShares DJ US Telecom	IYZ	23.92	31 -	33.60	21.89	-17.88%	3.01%	-10.41%	-25.97%	9.28%	37.11%	--	54.47	7.83%	21.57	1.97%	-1.03
iShares DJ US Financial Sector	IYF	72.32	32	112.38	58.97	-22.25%	0.61%	-12.42%	-30.69%	-18.02%	1.65%	--	53.71	11.76%	22.99	2.17%	-0.87

ETF Rankings - International

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	Percent Return 1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Barclays MSCI Switzerland	**EWL**	**22.90**	**1 +**	**27.02**	**22.48**	**-10.44%**	**-2.76%**	**-9.81%**	**-8.34%**	**36.35%**	**96.83%**	**57.26%**	**44.54**	**5.43%**	**9.21**	**2.65%**	**-0.83**
iShares MSCI Germany Index	EWG	27.40	2	34.65	26.87	-19.75%	-5.74%	-14.69%	-9.13%	55.33%	141.18%	75.30%	40.93	6.63%	12.14	5.33%	-0.93
Barclays MSCI Mexico	EWW	52.21	3 +	62.38	49.25	-5.88%	-3.67%	-15.77%	-5.77%	89.76%	275.87%	672.23%	40.84	8.53%	9.69	2.83%	-0.53
Barclays MSCI Spain	EWP	50.04	4 +	66.09	48.55	-19.78%	-6.43%	-17.84%	-9.70%	50.47%	143.65%	155.66%	43.50	7.13%	13.44	4.06%	-0.98
Barclays MSCI Japan	EWJ	11.41	5	14.43	11.19	-13.74%	-5.55%	-14.20%	-16.43%	6.02%	41.74%	54.64%	43.74	6.83%	11.49	1.44%	-0.86
iShares MSCI Italy Index	EWI	24.83	6 +	33.26	24.17	-21.60%	-6.16%	-17.26%	-19.80%	10.21%	78.58%	66.22%	40.89	6.62%	14.22	7.93%	-1.20
Barclays S&P Latin Am	ILF	46.92	7 +	60.38	39.94	-4.75%	-4.75%	-20.34%	17.48%	143.05%	428.83%	--	45.75	10.61%	10.83	3.00%	-0.24
Barclays MSCI France	EWQ	30.51	8 +	38.08	29.69	-16.75%	-3.36%	-14.89%	-11.45%	30.39%	99.67%	93.27%	46.73	6.83%	12.39	4.45%	-0.91
iShares MSCI Canada Index	EWC	30.38	9 -	35.86	28.26	-5.09%	-0.85%	-12.09%	3.40%	57.70%	161.79%	341.53%	50.66	7.27%	12.32	1.72%	-0.47
Barclays MSCI Singapore	EWS	11.25	10 +	15.15	11.17	-17.56%	-10.29%	-16.16%	-12.14%	59.39%	146.19%	320.95%	38.08	8.78%	15.76	4.96%	-0.89
Barclays MSCI Brazil	EWZ	73.38	11	99.78	57.96	-8.44%	-6.58%	-24.28%	26.33%	187.16%	559.09%	--	45.20	12.34%	12.36	2.19%	-0.24
Barclays MSCI Austria	EWO	29.55	12 -	39.55	28.50	-19.04%	-7.16%	-23.07%	-17.27%	19.14%	202.01%	240.44%	41.35	7.18%	14.92	2.98%	-1.11
Barclays MSCI Malaysia	EWM	9.31	13 +	13.75	9.01	-25.47%	-8.99%	-16.93%	-11.82%	43.70%	77.95%	490.35%	42.43	8.43%	17.68	5.60%	-0.92
Barclays Netherlands	EWN	24.20	14 -	30.82	23.40	-16.85%	-0.53%	-15.30%	-12.77%	41.56%	94.20%	34.58%	47.89	6.83%	13.43	6.17%	-0.96
iShares MSCI UK Index	EWU	19.20	15 -	25.73	18.72	-18.46%	-2.83%	-14.03%	-16.22%	16.98%	75.15%	45.42%	45.58	6.93%	16.49	5.52%	-1.14
Short MSCI EAFE	EFZ	86.98	16 -	89.20	67.29	20.80%	4.03%	17.67%	--	--	--	--	54.73	6.04%	5.44	1.10%	1.59
iShares MSCI Sweden Index	EWD	24.30	17 +	35.54	23.78	-17.25%	-4.18%	-20.84%	-23.32%	26.58%	122.26%	101.55%	42.55	8.10%	16.57	7.10%	-1.06
iShares MSCI Pacific ex-Japan	EPP	41.11	18 -	57.61	39.57	-19.81%	-5.88%	-17.48%	-10.64%	43.65%	135.54%	--	46.00	8.50%	18.80	5.31%	-1.04
Barclays MSCI Taiwan	EWT	13.03	19 +	17.72	12.79	-13.31%	-3.84%	-19.96%	-14.36%	17.23%	25.17%	--	43.77	9.98%	16.79	2.51%	-0.81
Barclays MSCI Hong Kong	EWH	15.86	20 +	23.37	15.25	-26.67%	-6.60%	-16.63%	-9.43%	32.39%	96.45%	226.53%	44.91	10.16%	21.15	3.52%	-0.96

PROFUNDS/RYDEX SECTOR FUNDS

ProFunds/Rydex Sector Rotation Model as of 8/29/2008

This portfolio applies our proprietary ranking system to the ProFunds and Rydex mutual funds. The model invests in the top five funds from the rankings below. The rankings are generated monthly and the model is adjusted accordingly to reflect any changes. This model involves substantial risk and is best suited only for that portion of your portfolio designated as aggressive. Because of the frequency and timing of trades, this portfolio is recommended for tax-deferred accounts.

Name & Purchase Date	Pur. Price	Symbol	Shares	NAV	Value	Model Pct	Return*
Rydex Energy - 8/1/08	$28.72	RYEIX	1935.413	$28.12	$54,423.80	26.63%	-2.09%
Rydex Utilities - 7/1/08	$31.60	RYUIX	1378.003	$29.35	$40,444.40	19.79%	-0.31%
ProFunds Bear - 5/1/08	$28.84	BRPIX	1599.646	$28.70	$45,909.85	22.46%	-1.58%
ProFunds Short Small Cap - 8/1/08	$16.36	SHPIX	2003.261	$15.77	$31,591.42	15.46%	-3.61%
Rydex Energy Services - 8/1/08	$64.98	RYVIX	515.289	$62.17	$32,035.50	15.67%	-4.32%
					$204,404.97		

2002 Return	4.92% **	2004 Return	23.71%	2006 Return	14.37%	Monthly Model Return	-2.64%
2003 Return	20.46%	2005 Return	12.24%	2007 Return	5.61%	Year To Date Return	-3.56%

** Inception date - 9/1/2002 * Return percentages for individual securities in the model are either month-to-date for the security or since purchase, whichever is shorter.

On August 1, 2008 perform the following trades:

1) Exchange Rydex Energy (RYEIX) for Rydex Consumer Products (RYCIX)
2) Exchange Rydex Utilities (RYUIX) for Rydex Biotechnology (RYOIX)
3) Exchange Rydex Energy Services (RYVIX) for ProFunds Europe (UEPIX)

The resulting portfolio:

RYCIX	27%	Add
BRPIX	22%	Hold
SHPIX	15%	Hold
RYOIX	20%	Add
UEPIX	16%	Add

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	Percent Return YTD	1-Mnth	3-Mnth	1-Year	Total Return 3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Rydex Consumer Products	**RYCIX**	**35.44**	**1 +**	**39.67**	**33.85**	**-8.28%**	**1.03%**	**-3.90%**	**-1.64%**	**18.53%**	**47.88%**	**55.68%**	**46.71**	**4.12%**	**8.46**	**0.98%**	**-0.57**
ProFunds Bear	**BRPIX**	**28.70**	**2 +**	**30.46**	**23.80**	**12.46%**	**-1.91%**	**8.02%**	**13.37%**	**3.37%**	**-15.82%**	**-17.19%**	**48.57**	**6.17%**	**5.36**	**3.22%**	**1.05**
ProFunds Short Small Cap	**SHPIX**	**15.77**	**3 +**	**18.67**	**14.34**	**-0.13%**	**-3.84%**	**-0.88%**	**2.65%**	**-9.17%**	**-34.00%**	**--**	**44.28**	**7.67%**	**9.14**	**5.11%**	**0.33**
Rydex Biotechnology	**RYOIX**	**24.99**	**4 +**	**26.51**	**19.65**	**8.51%**	**-1.73%**	**10.87%**	**12.21%**	**18.04%**	**33.21%**	**223.63%**	**47.05**	**6.52%**	**9.96**	**0.00%**	**0.04**
ProFunds Europe	**UEPIX**	**16.68**	**5 +**	**21.14**	**16.44**	**-16.31%**	**-4.85%**	**-12.62%**	**-11.06%**	**17.05%**	**68.40%**	**--**	**43.05**	**6.43%**	**13.85**	**7.48%**	**-1.02**
Rydex Basic Materials	RYBIX	47.92	6	57.48	44.73	-6.61%	-4.58%	-13.27%	6.93%	67.70%	124.79%	116.08%	47.67	8.73%	8.09	0.19%	-0.29
Rydex Gov't Long Bond	RYGBX	11.54	7	11.97	10.01	3.52%	5.12%	7.80%	13.76%	8.65%	35.46%	59.69%	59.18	5.66%	5.66	3.50%	0.59
ProFunds Biotechnology	BIPIX	66.24	8 +	71.45	47.67	29.68%	-3.29%	21.41%	30.52%	18.35%	67.53%	--	46.77	9.06%	11.85	0.00%	0.36
Rydex Health Care	RYHIX	15.20	9 +	16.49	13.80	-4.22%	1.06%	3.05%	-2.63%	10.95%	36.45%	50.12%	49.60	4.44%	9.21	0.00%	-0.39
Rydex Energy Services	RYVIX	62.17	10 -	76.17	51.08	2.98%	-2.36%	-11.12%	11.80%	76.22%	227.90%	317.81%	46.43	9.86%	9.54	0.00%	0.14
Rydex Utilities	RYUIX	29.35	11 -	33.64	28.30	-10.02%	1.03%	-8.40%	-2.66%	18.49%	65.70%	--	49.83	4.95%	8.81	2.62%	-0.55
Rydex Energy	RYEIX	28.12	12 -	35.00	24.48	-2.29%	-0.50%	-14.11%	13.03%	54.09%	205.07%	291.79%	48.06	9.40%	9.70	0.00%	-0.01
Rydex Technology	RYTIX	12.21	13 +	14.95	11.40	-11.52%	1.33%	-9.35%	-10.35%	10.00%	16.05%	15.39%	45.67	7.04%	15.83	0.00%	-0.76
Rydex Precious Metals	RYPMX	54.14	14 -	80.76	50.09	-19.91%	-13.95%	-19.55%	-0.82%	55.08%	50.46%	202.08%	43.54	12.23%	15.78	0.00%	-0.64
ProFunds Short OTC	SOPIX	15.04	15 -	17.23	12.92	8.44%	-1.83%	6.52%	2.60%	-8.06%	-23.71%	--	53.36	7.46%	10.11	8.26%	0.69
ProFunds Utilities	UTPIX	24.03	16 -	30.30	22.88	-16.99%	-0.04%	-13.81%	-5.87%	21.31%	131.79%	--	48.37	7.79%	13.55	0.27%	-0.62
Rydex Europe Advantage	RYEUX	19.71	17 +	27.85	19.22	-23.28%	-5.56%	-16.77%	-19.15%	17.90%	79.18%	--	43.68	8.15%	18.55	0.93%	-1.11
ProFunds Basic Materials	BMPIX	58.51	18 -	76.99	51.61	-8.58%	-5.38%	-18.52%	10.40%	76.98%	127.82%	--	47.64	14.47%	12.36	1.04%	-0.23
ProFunds Healthcare	HCPIX	15.29	19 +	17.96	13.44	-9.95%	3.38%	4.08%	-5.87%	2.45%	25.03%	--	50.24	6.72%	15.96	0.49%	-0.55
ProFunds Ultra Short Mid Cap	UIPIX	13.16	20 +	16.72	11.21	1.94%	-4.22%	11.71%	1.28%	-26.27%	--	--	46.41	12.65%	17.14	1.36%	0.30
Rydex Internet	RYIIX	39.07	21 -	51.22	36.80	-13.81%	0.93%	-11.57%	-11.68%	13.42%	33.96%	--	46.18	8.05%	19.35	0.34%	-0.89
ProFunds Energy	ENPIX	52.19	22 -	69.80	46.43	-12.11%	1.64%	-18.71%	4.64%	69.02%	311.15%	--	48.43	13.12%	13.60	0.16%	-0.23
ProFunds Pharmaceuticals	PHPIX	8.49	23 -	10.88	7.69	-15.69%	3.79%	0.47%	-14.54%	-3.02%	-13.20%	--	48.87	7.39%	19.31	3.39%	-0.80
Rydex Telecommunications	RYMIX	17.06	24 +	22.54	16.25	-15.42%	1.19%	-10.12%	-18.48%	11.95%	37.56%	-38.82%	49.78	7.13%	18.80	0.10%	-1.03
ProFunds Technology	TEPIX	27.09	25 +	38.13	25.01	-20.30%	3.20%	-12.58%	-15.53%	6.18%	15.74%	--	45.57	10.88%	24.81	0.20%	-0.78
Rydex Transportation	RYPIX	26.41	26 +	29.67	22.66	4.06%	1.23%	-3.86%	-7.11%	19.39%	44.87%	18.32%	55.83	9.54%	11.51	0.00%	-0.27
ProFunds Internet	INPIX	74.26	27 +	113.08	72.06	-21.53%	-3.18%	-19.65%	-16.96%	6.06%	34.90%	--	44.51	12.10%	25.55	0.00%	-0.89
Rydex Electronics	RYSIX	10.35	28 -	14.00	9.62	-14.95%	5.08%	-11.08%	-21.47%	-10.70%	-21.41%	29.42%	46.84	8.78%	19.23	0.00%	-0.77
Rydex Retailing	RYRIX	11.52	29 -	13.98	9.93	-5.50%	7.97%	-5.34%	-16.22%	-8.28%	5.40%	14.94%	56.34	8.78%	13.25	0.00%	-0.47
Rydex Leisure	RYLIX	28.99	30 -	39.43	25.49	-18.04%	3.20%	-10.58%	-19.85%	-1.66%	28.84%	10.69%	52.21	7.76%	19.07	0.00%	-1.03
ProFunds Semiconductor	SMPIX	13.98	31 +	22.01	12.79	-26.42%	5.27%	-16.29%	-31.34%	-32.14%	-43.42%	--	44.88	13.40%	26.19	0.55%	-0.71
ProFunds Japan	UJPIX	23.19	32 +	45.89	20.23	-30.07%	-6.68%	-20.39%	-42.61%	-2.69%	28.09%	--	45.38	15.32%	35.77	6.49%	-0.93
Rydex Financial Services	RYFIX	9.28	33	13.85	7.83	-19.44%	1.09%	-11.45%	-27.49%	-19.97%	3.32%	18.72%	53.67	10.71%	21.64	1.67%	-0.87
ProFunds Real Estate	REPIX	34.21	34	50.94	29.02	-8.48%	-0.73%	-14.58%	-19.22%	-2.90%	72.95%	--	51.89	16.91%	22.96	2.68%	-0.49
ProFunds Telecom	TCPIX	15.44	35 -	25.44	14.40	-30.48%	4.68%	-21.26%	-35.02%	12.00%	38.93%	--	53.54	11.29%	27.35	3.98%	-1.04
Rydex Banking	RYKIX	6.39	36	10.56	4.81	-23.10%	1.27%	-13.88%	-36.65%	-36.81%	-22.37%	-7.60%	53.71	13.16%	24.55	0.97%	-0.84

TOP 10 MARKET SECTORS LAST 3 MONTHS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Dow Airlines Index	DJ-AR	71.40	1	126.59	47.38	-21.12%	4.16%	23.55%	-40.66%	-26.88%	-44.11%	-62.22%	53.70	19.64%	38.91	0.00%	-0.66
Dow Biotechnology Index	DJ-BT	553.11	2	581.13	437.79	21.04%	-1.93%	14.71%	23.08%	23.77%	66.38%	162.50%	47.57	6.02%	7.33	0.00%	0.52
Dow Distillers & Brewers Index	DJ-DB	460.00	3	469.94	330.57	23.13%	-2.12%	13.23%	35.06%	52.47%	38.63%	180.32%	49.89	6.48%	6.30	0.00%	1.22
Dow Water Utilities Index	DJ-WU	604.59	4	821.10	484.59	-13.73%	17.85%	7.97%	-21.80%	-13.99%	51.38%	213.65%	70.81	7.28%	20.88	0.00%	-0.91
Dow Household Prod Nondur	DJ-HN	521.43	5	561.80	452.00	-5.54%	6.79%	6.29%	5.95%	25.55%	60.79%	96.30%	55.81	4.94%	10.17	0.00%	-0.18
Dow Advanced Med Dev	DJ-AM	576.88	6	587.21	505.46	4.84%	4.34%	5.71%	8.27%	13.99%	46.40%	219.87%	54.57	4.77%	3.95	0.00%	0.53
Dow Medical Supplies Index	DJ-MS	426.75	7	443.72	381.36	2.59%	1.40%	4.28%	11.36%	42.92%	92.43%	118.80%	50.03	4.97%	6.86	0.00%	0.19
Dow Railroads Index	DJ-RR	656.31	8	660.53	427.23	38.14%	2.76%	1.13%	47.25%	128.17%	247.92%	308.08%	62.76	9.09%	5.86	0.00%	1.38
Dow Rec Products & Serv	DJ-RP	138.99	9	224.19	113.85	-21.17%	1.74%	0.79%	-36.79%	-41.17%	-30.81%	-43.10%	53.79	10.40%	32.16	0.00%	-1.12
Dow Office Equipment Index	DJ-OE	241.60	10	305.98	221.44	-11.27%	6.99%	0.46%	-18.53%	-3.71%	12.96%	-32.03%	53.00	7.49%	18.18	0.00%	-0.83

TOP 10 MARKET SECTORS LAST 12 MONTHS

Name	Symbol	NAV	Rank/ Trend	52-Week Hi	52-Week Lo	YTD	1-Mnth	3-Mnth	1-Year	3-Year	5-Year	10-Year	RSI	Std.Dev	Ulcer Index	Yield	Sharpe Ratio
Dow Railroads Index	DJ-RR	656.31	1	660.53	427.23	38.14%	2.76%	1.13%	47.25%	128.17%	247.92%	308.08%	62.76	9.09%	5.86	0.00%	1.38
Dow Distillers & Brewers Index	DJ-DB	460.00	2	469.94	330.57	23.13%	-2.12%	13.23%	35.06%	52.47%	38.63%	180.32%	49.89	6.48%	6.30	0.00%	1.22
Dow Chemicals Spec Index	DJ-CX	405.19	3	462.06	304.53	3.44%	-0.35%	-3.51%	32.94%	104.53%	160.42%	212.72%	50.00	10.68%	7.94	0.00%	0.41
Dow Oil Secondary Companies	DJ-OS	712.78	4	914.13	576.05	-1.15%	4.83%	-15.57%	23.42%	61.37%	297.45%	626.36%	50.31	11.04%	10.95	0.00%	0.06
Dow Biotechnology Index	DJ-BT	553.11	5	581.13	437.79	21.04%	-1.93%	14.71%	23.08%	23.77%	66.38%	162.50%	47.57	6.02%	7.33	0.00%	0.52
Dow Chemicals Index	DJ-CH	298.77	6	337.35	263.18	-0.50%	-0.25%	-6.87%	12.12%	51.27%	80.09%	81.30%	49.51	8.60%	6.87	0.00%	0.05
Dow Steel Index	DJ-ST	403.20	7	556.18	338.61	-3.24%	-12.43%	-22.70%	11.83%	159.64%	482.83%	316.87%	45.28	13.80%	13.12	0.00%	-0.17
Dow Industrial Transport	DJ-IT	437.39	8	463.51	349.45	14.45%	1.45%	-5.05%	11.53%	48.87%	99.01%	192.33%	57.55	8.13%	6.59	0.00%	0.40
Dow Medical Supplies Index	DJ-MS	426.75	9	443.72	381.36	2.59%	1.40%	4.28%	11.36%	42.92%	92.43%	118.80%	50.03	4.97%	6.86	0.00%	0.19
Dow Toys Index	DJ-TY	378.33	10	400.45	329.51	-1.02%	-2.80%	-2.96%	8.60%	14.93%	44.09%	61.09%	48.82	7.22%	8.09	0.00%	0.08